RISK MANAGEMENT - Concentrations of credit risk - Concentration by location (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 54,429.4		$ 176,881,841	$ 166,372,776	[2]
Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			176,881,841	166,372,776
Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			92,550,025	89,536,494
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			11,426,176	11,166,930
Colombia | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			117,172,051	111,212,631
Colombia | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			63,694,588	61,960,497
Colombia | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			35,912,585	32,878,650
Colombia | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,672,612	5,674,640
Colombia | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Colombia | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,466,569	10,289,156
Costa Rica | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			15,196,540	13,263,755
Costa Rica | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,860,338	3,833,906
Costa Rica | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,190,354	4,848,689
Costa Rica | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,343,247	3,868,474
Costa Rica | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			802,601	712,686
Panama | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			13,574,228	12,006,527
Panama | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,464,198	4,877,646
Panama | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,618,362	4,852,539
Panama | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,381,741	2,154,504
Panama | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			109,927	121,838
Guatemala | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,779,584	8,461,517
Guatemala | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,536,851	4,807,329
Guatemala | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,593,606	2,264,791
Guatemala | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,617,341	1,365,197
Guatemala | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			31,786	24,200
Honduras | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,474,980	5,274,073
Honduras | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,528,929	2,794,260
Honduras | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,085,005	1,736,449
Honduras | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			857,799	740,113
Honduras | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,247	3,251
El Salvador | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,827,538	4,920,496
El Salvador | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,214,411	1,746,193
El Salvador | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,636,766	2,267,152
El Salvador | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			969,731	897,404
El Salvador | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,630	9,747
United States | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,550,268	6,434,079
United States | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,549,526	6,433,333
United States | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			742	736
United States | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost				10
Nicaragua | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,553,004	3,944,423
Nicaragua | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,947,643	2,228,138
Nicaragua | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,163,054	1,307,042
Nicaragua | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			436,891	403,191
Nicaragua | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,416	6,052
Other countries | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			753,648	855,275
Other countries | Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			753,541	855,192
Other countries | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 107	$ 83

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.